Consolidated Statements of Equity (USD $) In Thousands, unless otherwise specified	Total	Total Antero equity	Members' equity	Accumulated (deficit) earnings	Noncontrolling interest
Balances at Dec. 31, 2009	$ 1,299,107	$ 1,269,386	$ 1,392,833	$ (123,447)	$ 29,721
Increase (Decrease) in Stockholders' Equity
Issuance of member units in business acquisition	97,000	97,000	97,000
Equity issuance costs	(27)	(27)	(27)
Sale of midstream subsidiary	(31,285)				(31,285)
Net income (loss) and comprehensive income (loss)	230,192	228,628		228,628	1,564
Balances at Dec. 31, 2010	1,594,987	1,594,987	1,489,806	105,181
Increase (Decrease) in Stockholders' Equity
Distribution to members	(28,859)	(28,859)	(28,859)
Net income (loss) and comprehensive income (loss)	392,678	392,678		392,678
Balances at Dec. 31, 2011	1,958,806	1,958,806	1,460,947	497,859
Increase (Decrease) in Stockholders' Equity
Net income (loss) and comprehensive income (loss)	(285,069)	(285,069)		(285,069)
Balances at Dec. 31, 2012	$ 1,673,737	$ 1,673,737	$ 1,460,947	$ 212,790